Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022
Income Statement [Abstract]
Net sales	$ 185,275	$ 162,950	$ 181,342
Cost of sales	111,720	94,990	105,122
Gross profit	73,555	67,960	76,220
Selling, general and administrative expenses	65,705	66,095	65,942
Depreciation and amortization	6,639	5,673	5,809
Total operating expenses	72,344	71,768	71,751
Operating income (loss)	1,211	(3,808)	4,469
Interest and other financial costs	8,007	5,581	3,182
(Loss) income before taxes and equity in earnings of joint venture	(6,796)	(9,389)	1,287
Income taxes (benefits)	0	0	0
Equity in earnings of joint venture, net of taxes of $0.8 million ($0.7 million in fiscal 2023)	2,165	1,957	0
Net (loss) income, net of tax	$ (4,631)	$ (7,432)	$ 1,287
Weighted average common shares outstanding:
Basic	19,058	18,692	18,346
Diluted	19,058	18,692	18,794
Net income (loss) per common share:
Basic	$ (0.24)	$ (0.4)	$ 0.07
Diluted	$ (0.24)	$ (0.4)	$ 0.07